Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 17,491,470	¥ 18,213,761
Gross unrealized gains, available-for-sale securities		2,696,135	2,376,615
Gross unrealized losses, available-for-sale securities		35,559	33,258
Fair value, available-for-sale securities		20,152,046	20,557,118
Amortized cost, held-to-maturity securities		3,127,486	3,817,360
Gross unrealized gains, held-to-maturity securities		28,162	37,289
Gross unrealized losses, held-to-maturity securities		7,852	7,931
Fair value, held-to-maturity securities		3,147,796	3,846,718
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	880,882	832,738
Gross unrealized gains, available-for-sale securities	[1]	13,981	15,500
Gross unrealized losses, available-for-sale securities	[1],[2]	4,313	5,441
Fair value, available-for-sale securities	[1]	890,550	842,797
Amortized cost, held-to-maturity securities	[3]	667,548	757,384
Gross unrealized gains, held-to-maturity securities	[3]	51	121
Gross unrealized losses, held-to-maturity securities	[3]	7,852	7,931
Fair value, held-to-maturity securities	[3]	659,747	749,574
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		9,672,831	10,256,512
Gross unrealized gains, available-for-sale securities		5,728	22,782
Gross unrealized losses, available-for-sale securities		20,335	16,408
Fair value, available-for-sale securities		9,658,224	10,262,886
Amortized cost, held-to-maturity securities		2,459,938	3,059,976
Gross unrealized gains, held-to-maturity securities		28,111	37,168
Fair value, held-to-maturity securities		2,488,049	3,097,144
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		251,023	279,864
Gross unrealized gains, available-for-sale securities		3,007	4,841
Gross unrealized losses, available-for-sale securities		464	233
Fair value, available-for-sale securities		253,566	284,472
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		853,697	1,148,389
Gross unrealized gains, available-for-sale securities		153	10
Gross unrealized losses, available-for-sale securities		4,096	4,578
Fair value, available-for-sale securities		849,754	1,143,821
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		971,933	933,942
Gross unrealized gains, available-for-sale securities		1,708	1,246
Gross unrealized losses, available-for-sale securities		820	236
Fair value, available-for-sale securities		972,821	934,952
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		135,814	142,879
Gross unrealized gains, available-for-sale securities		1,495	1,838
Gross unrealized losses, available-for-sale securities		512	558
Fair value, available-for-sale securities		136,797	144,159
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		256,777	223,105
Gross unrealized gains, available-for-sale securities		1,063	1,092
Gross unrealized losses, available-for-sale securities		454	282
Fair value, available-for-sale securities		257,386	223,915
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	1,903,923	1,958,472
Gross unrealized gains, available-for-sale securities	[4]	47,293	52,046
Gross unrealized losses, available-for-sale securities	[4]	1,550	2,286
Fair value, available-for-sale securities	[4]	1,949,666	2,008,232
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	889,383	909,052
Gross unrealized gains, available-for-sale securities	[5]	2,437	3,377
Gross unrealized losses, available-for-sale securities	[5]	1,552	1,643
Fair value, available-for-sale securities	[5]	890,268	910,786
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,675,207	1,528,808
Gross unrealized gains, available-for-sale securities		2,619,270	2,273,883
Gross unrealized losses, available-for-sale securities		1,463	1,593
Fair value, available-for-sale securities		¥ 4,293,014	¥ 3,801,098

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥729,895 million and ¥160,655 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥144,319 million and ¥160,546 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of certificates of deposit ("CDs"), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥146,136 million at September 30, 2017.
[5]	Other debt securities presented in this line primarily consist of CDs and asset-backed securities ("ABS"), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥290,380 million at September 30, 2017.